LoCorr Spectrum Income Fund
LoCorr Spectrum Income Fund
Investment Objectives:
The Fund's primary investment objective is current income
with capital appreciation as a secondary objective.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional, in How to Purchase Shares on page 68 of this Prospectus, and in Appendix A to this Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - LoCorr Spectrum Income Fund	Class A		Class C		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%		none		none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	[1]	1.00%	[2]	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none		none		none
Redemption Fee (as a % of amount redeemed if sold within 60 days)	2.00%		2.00%		2.00%
[1]	Applied to purchases of $1 million or more that are redeemed within 12 months of their purchase.
[2]	Applied to shares redeemed within 12 months of their purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - LoCorr Spectrum Income Fund		Class A	Class C	Class I
Management Fees		1.30%	1.30%	1.30%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.43%	0.43%	0.43%
Acquired Fund Fees and Expenses	[1]	1.56%	1.56%	1.56%
Total Annual Fund Operating Expenses		3.54%	4.29%	3.29%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example - LoCorr Spectrum Income Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	911	1,598	2,305	4,165
Class C	431	1,301	2,183	4,445
Class I	332	1,013	1,717	3,585

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year ended December 31, 2018, the Fund’s portfolio turnover rate was 82% of the average value of its portfolio.

Principal Investment Strategies:
The Fund seeks to achieve its investment objectives by allocating its assets primarily among income-producing securities using an “Income” Strategy.

The Income strategy employed by the Fund's sub-adviser attempts to produce current income and capital appreciation.  The primary focus of this portfolio is exchange traded “pass-through” securities that distribute substantially all of their profits directly to their shareholders.  The main categories of such securities include Real Estate Investment Trusts (“REITs”), Master Limited Partnerships (”MLPs”), Closed End Funds (“CEFs”), Royalty Trusts, and Business Development Companies (”BDCs”).  In addition to such securities, the sub-adviser may include in the portfolio exchange traded common stocks and bonds, including those issued by foreign entities.  These securities may be of any market capitalization or, in the case of bonds, any maturity or credit quality.  These may include bonds of higher yield and higher risk, commonly called "junk bonds" that may be rated BB+ and below by Standard & Poor’s Ratings Services (“S&P”) or similarly rated by another nationally recognized statistical rating organization (“NRSRO”).

To reduce overall portfolio market risk or security specific risk, the Adviser may employ hedging strategies.  These strategies attempt to mitigate potential losses in value in certain Fund holdings.  The Adviser attempts to hedge risks by investing long and/or short in exchange-traded futures, ETFs and exchange-traded and over-the-counter options, selling securities short and entering into swap contracts.  The Adviser takes short positions in equity or interest rate futures contracts to protect against declines in the equity market and debt market, respectively.  The Adviser may also invest in inverse ETFs (those that are designed to have price changes that move in the opposite direction of a market index) to protect against declines in the equity market and debt market.  The Adviser may invest in protective put options that give the Fund the right to sell a security at a specific price regardless of the decline in the market price.  The Adviser may also combine long and short (written) put and call options in "spread" transactions that are designed to protect the Fund over a range of price changes.  Short selling is also used to hedge against overall market or sector price declines.  Similarly, swaps contracts (agreements to exchange payments based on price changes in an index or specific security) are used to hedge against overall market, sector or security-specific price declines.

The composition of the portfolio will vary over time according to the sub-adviser’s evaluation of economic and market conditions, including prospects for growth and inflation, as they affect the potential returns from different classes of securities.  This strategic evaluation is combined with fundamental research on the individual securities considered for inclusion in the portfolio in order to determine the composition of the portfolio at any point in time. Depending on market conditions, the Fund’s assets may be solely allocated to its Income Strategy for significant periods of time.

The Adviser, on behalf of itself and on behalf of the Fund and other funds it advises or may advise in the future that are each a series of LoCorr Investment Trust, was granted an exemptive order from the Securities Exchange Commission (the “SEC”) that permits the Adviser, with Board of Trustees approval, to enter into or amend sub-advisory agreements with sub-advisers without obtaining shareholder approval.  Shareholders will be notified within 90 days of the engagement of an additional sub-adviser or sub-advisers to manage a portion of the Fund's portfolio.

ADVISER'S INVESTMENT PROCESS

The Adviser will pursue the Fund's investment objectives, in part, by utilizing its investment and risk management process.

The Adviser buys securities that it believes offer above-average expected returns and lower-than-average volatility and sells them when it believes they have reached their target price, to adjust asset allocation or when more attractive investments are available.

SUB-ADVISER'S INVESTMENT PROCESS

Trust and Fiduciary Income Partners LLC (“TFIP”) serves as sub-adviser for the Spectrum Income Fund with respect to the Fund’s Income strategy. The sub-adviser's approach towards management of the Income Strategy involves both "top down" and "bottom up" elements:

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Security Selection:  The sub-adviser screens for securities with attractive yields, liquidity and industry classification.  The sub-adviser considers criteria including but not limited to discount to book value, discounted cash flows, discount to the net asset value, sustainability and/or growth of distributions; quality of management; and the security’s consistency with the portfolio manager’s macroeconomic views.  High-yielding securities may include non-investment grade securities.

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Sector Selection:  The relative concentration of each category of assets is based on the sub-adviser’s outlook on the economic and inflationary conditions.  This evaluation is based on macroeconomic data and forecasts, as well as technical analysis of market performance of asset classes.

The totality of this process is intended to produce a portfolio that offers current and projected yields meaningfully greater than those provided by broad common stock or investment grade bond indexes.  The sub-adviser believes that its research processes make it likely that those yields will be sustained or increased, and that there is a reasonable expectation that modest capital gains can be achieved over a market cycle.

Principal Investment Risks:
As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

The following risks apply to the Fund's direct investments in securities as well as the Fund's indirect risks through investing in Underlying Funds.

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BDC Risk:  BDCs may carry risks similar to those of a private equity or venture capital fund. BDC company securities are not redeemable at the option of the shareholder and they may trade in the market at a discount to their net asset value.  BDCs usually trade at a discount to their net asset value because they invest in unlisted securities and have limited access to capital markets.  BDCs are subject to management and other expenses, which will be indirectly paid by the Fund.

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Credit Risk:  There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund.  In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes.

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Derivatives Risk: Derivatives are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace.  Short positions are subject to potentially unlimited liability.  Purchased options may expire worthless.  Over the counter derivatives, such as swaps, are subject to counterparty default.  Leverage inherent in derivatives will tend to magnify the Fund’s losses.

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Fixed Income Risk: Typically, a rise in interest rates causes a decline in the value of fixed income securities.  The value of fixed income securities typically falls when an issuer's credit quality declines and may even become worthless if an issuer defaults.

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Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.  Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

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Hedging Strategies Risk: There is no assurance that the Fund will succeed in hedging the underlying portfolio holdings because the value of the hedging vehicle may not correlate perfectly with the underlying portfolio asset.  The Adviser is not aware of any security or combination of securities that would provide a perfect hedge to the Fund's holdings.  Each of the hedging strategies has inherent leverage risk that may tend to magnify the Fund's losses.  Derivative contracts, such as futures, have leverage inherent in their terms because of low margin deposits normally required.  Consequently, a relatively small price movement in the futures contract reference index may result in an immediate and substantial loss to the Fund.  Over-the-counter instruments, such as swaps and certain purchased options, are subject to counterparty default risk and liquidity risk.  Swap agreements also involve fees, commissions or other costs that may reduce the Fund's gains from a swap agreement or may cause the Fund to lose money.  The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased.  Short positions may be considered speculative transactions and involve special risks, including greater reliance on the Adviser's ability to accurately anticipate the future value of a security or instrument.  The Fund's losses are potentially unlimited in a short position transaction.  The Adviser covers hedging positions (buys back, sells or closes out positions) when it believes market price trends are no longer unfavorable or security-specific risks are acceptable or when a different hedging vehicle is more attractive.

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High-Yield or Junk Bond Risk:  Lower-quality convertible debt securities, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  These investments are considered speculative.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Fund's share price.

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Interest Rates and Bond Maturities Risk:  Interest rate changes may adversely affect the market value of an investment.  Fixed-income securities typically decline in value when interest rates rise.  Fixed-income securities typically increase in value when interest rates decline.  The Fund may experience adverse exposure from either increasing or declining rates.  Bonds with longer maturities will be more affected by interest rate changes than intermediate-term bonds.

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Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.  The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

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Liquidity Risk:  Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

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Management Risk:  The Adviser's and sub-adviser's judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.  Additionally, the Adviser's judgments about the potential performance of the sub-adviser may also prove incorrect and may not produce the desired results.

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Market Risk:  Overall securities market risks may affect the value of individual instruments in which the Fund invests.  Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities markets.  When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

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Mutual Fund Risk:  Mutual funds are subject to investment advisory fees and other expenses, which will be indirectly paid by the Fund.  Mutual funds are subject to specific risks, depending on the nature of the mutual fund's strategy.

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Portfolio Turnover Risk: Active and frequent trading may lead to the realization and distribution to shareholders of higher short-term capital gains, which would increase their tax liability. Frequent trading also increases transaction costs, which could detract from the Fund’s performance.

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Real Estate Industry Risk: The Fund's portfolio will be significantly impacted by the performance of the real estate market generally, and the Fund may be exposed to greater risk and experience higher volatility than would a more economically diversified portfolio. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural, or technological developments. Real estate company prices also may drop because of the failure of borrowers to pay their loans and poor management, and residential developers, in particular, could be negatively impacted by falling home prices, slower mortgage origination, and rising construction costs.  Real estate loans are subject to prepayment risk because the debtor may pay its obligation early, reducing the amount of interest payments.

o
Mezzanine Loan Risk: The terms of mezzanine loans may restrict transfer of the interests securing such loans, including an involuntary transfer upon foreclosure, or may require the consent of the senior lender or other members or partners of or equity holders in the related real estate company, or may otherwise prohibit a change of control of the related real estate company. These and other limitations on realization on the collateral securing a mezzanine loan or the practical limitations on the availability and effectiveness of such a remedy may affect the likelihood of repayment in the event of a default.

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REIT Risk:  Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations.  An individual REIT's performance depends on the types and locations of the rental properties it owns and on how well it manages those properties.

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Royalty Trust Risk: Royalty trusts are subject to cash-flow fluctuations and revenue decreases due to a sustained decline in demand for crude oil, natural gas and refined petroleum products, risks related to economic conditions, higher taxes or other regulatory actions that increase costs for royalty trusts. Also, royalty trusts do not guarantee minimum distributions or even return of capital.

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Small and Medium Capitalization Stock Risk:  The value of small or medium capitalization company common stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Who Should Invest in the Fund?

The Adviser believes the Fund is appropriate for investors seeking current income and capital appreciation.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class I shares from year to year and by showing how the one-year, five-year and since inception average annual total returns for the Fund’s Class I shares compare with that of a broad-based securities index and secondary indices.  The returns in the bar chart and best/worst quarter are for Class I shares which do not have sales charges.  The performance of Class A and Class C Shares would be lower due to differing expense structures and sales charges.  The returns in the table reflect the maximum applicable sales load of 5.75% on Class A shares, and the maximum deferred sales load of 1.00% on Class C shares for the one-year period.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results.  Net asset value (“NAV”) per share information and updated performance information is available on the Fund’s website at www.LoCorrFunds.com.

Calendar Year Total Return LoCorr Spectrum Income Fund – Class I

Highest Quarterly Return:	Q2 2018	9.42%

Lowest Quarterly Return:	Q4 2018	-15.02%

Average Annual Total Return as of December 31, 2018
Average Annual Returns - LoCorr Spectrum Income Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception [1]	Average Annual Returns, Inception Date
Class I	Class I Shares Return Before Taxes	(7.91%)	(2.09%)	(2.09%)	Dec. 31, 2013
Class A	Class A Shares Return Before Taxes	(13.49%)	(3.51%)	(3.51%)	Dec. 31, 2013
Class C	Class C Shares Return Before Taxes	(9.70%)	(3.10%)	(3.10%)	Dec. 31, 2013
After Taxes on Distributions | Class I	Class I Shares Return After Taxes on Distributions	(8.98%)	(3.51%)	(3.51%)
After Taxes on Distributions and Sale of Fund Shares | Class I	Class I Shares Return After Taxes on Distributions and Sale of Fund Shares	(4.21%)	(1.99%)	(1.99%)
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	0.01%	2.52%	2.52%	Dec. 31, 2013
Morningstar Allocation – 70% to 85% Equity (reflects no deduction for fees, expenses or taxes)	Morningstar Allocation – 70% to 85% Equity (reflects no deduction for fees, expenses or taxes)	(7.60%)	3.48%	3.48%	Dec. 31, 2013
[1]	The Fund's inception date is December 31, 2013, the date to which performance is measured. The Fund commenced operations on January 1, 2014.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes.  Actual after-tax returns depend on the individual investor’s situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).  After-tax returns are shown for Class I shares only and will vary for Class A and Class C shares.  The Fund's return after taxes on distriutions and sale of Fund shares is greater than its return after taxes on distributions because it includes a tax benefit resulting from the capital losses that would have been incurred, and could be utilized against other capital gaines an investor may have.